UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Kathleen Doback

Address:   180 Church Street
           Naugatuck, CT 06770


Form 13F File Number: 28-05718


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kathleen Doback
Title:  Chief Compliance Officer
Phone:  203-729-1200

Signature,  Place,  and  Date  of  Signing:

/s/ Kathleen Doback                Naugatuck, CT                      1/25/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              15

Form 13F Information Table Value Total:  $83,476,974.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------- -------------- --------- ------------- ----------------- ---------- -------- ----------------
                                                                    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP       VALUE     PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------- -------------- --------- ------------- -------- --- ---- ---------- -------- ---- ------ ----
ALEXION PHARMACEUTICALS      COM            015351109  5,383,950.00    75300          SOLE                Sole      0    0
DOLLAR TREE INC              COM            256746108  6,216,628.00    74800          SOLE                Sole      0    0
GOOGLE INC                   COM            38259p508  2,196,060.00     3400          SOLE                Sole      0    0
KANSAS CITY SOUTHERN         COM            485170302  3,434,505.00    50500          SOLE                Sole      0    0
MASTERCARD INC               COM            57636q104  5,890,556.00    15800          SOLE                Sole      0    0
MCDONALDS                    COM            580135101  4,183,761.00    41700          SOLE                Sole      0    0
MERCADOLIBRE INC             COM            58733r102  1,304,456.00    16400          SOLE                Sole      0    0
PHILIP MORRIS                COM            718172109  4,151,592.00    52900          SOLE                Sole      0    0
PROSHARES ULTRA QQQ          COM            74347r206 11,705,802.00   143700          SOLE                Sole      0    0
PROSHARES ULTRA RUSSELL 2000 COM            74347r842 12,190,542.00   349700          SOLE                Sole      0    0
PROSHARES ULTRA S&P 500      COM            74347r107 11,764,504.00   253600          SOLE                Sole      0    0
QUESTCOR PHARMACEUTICALS INC COM            74835Y101  4,814,964.00   115800          SOLE                Sole      0    0
ROSS STORES INC COM          COM            778296103  4,230,170.00    89000          SOLE                Sole      0    0
SOLARWINDS                   COM            83416B109  1,867,060.00    66800          SOLE                Sole      0    0
VISA INC                     COM            92826c839  4,142,424.00    40800          SOLE                Sole      0    0


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